Accrued Expenses and Other Liabilities, including Provisions (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Loyalty reward programme		$ 797	$ 966
Deposits received in advance		5,070	4,350
Provisions	[1]	4,354	3,180
Earn-out liability	[2]	478	4,229
Accrued royalty fees		3,708	3,479
Accrued rebates		5,781	5,226
Accrued lease obligations		2,072	2,157
Employee entitlements	[3]	21,227	17,048
Accrued product claims	[4]	2,927	81
Accruals for goods received not invoiced		27,753	36,216
Other Liabilities		26,872	30,094
Accrued Expenses And Other Current Liabilities Including Provisions		101,039	107,026
Payable within 12 months		99,603	103,428
Payable beyond 12 months		1,436	3,598
Accrued Expenses And Other Current Liabilities Including Provisions		$ 101,039	$ 107,026

[1]	On December 23, 2015, the Company received a subpoena from the United States Securities and Exchange Commission in connection with a non-public investigation. The SEC's subpoena is focused on: (i) the accuracy of (a) disclosures related to the nine parcels of land totaling approximately 13,500 acres retained by the Company following the divestiture of Taiyuan Primalights III Agriculture Development Co., Ltd. (“P3A”), one of its consolidated structured entities until it was disposed of in July 2010, and (b) the accounting for the approximately $57.0 million of impairment provision that the Company took for such land parcels in July 2013, and (ii) claims of share price manipulation by certain of the Company’s executive officers in connection with efforts to maintain the Company’s NYSE listing status. The Company has been fully cooperating with the SEC and is in discussions with the SEC and has reached an agreement-in-principle for settlement of these claims. For the year ended June 30, 2018, the Company has recognized a provision for this matter based on management’s best estimate of the expected settlement including estimated incremental legal costs. However any final settlement may be in excess of this provision, which could in turn have a material impact on the Company’s financial position and results of operations. The actual amount and timing of the cash payment is dependent on the ultimate resolution of this matter. Associated legal fees may be recoverable under the Company’s insurance policies, but it is not possible at this stage to estimate such recovery, if any.
[2]	Agrocentro Uruguay earn-out liability The amount of the initial investment recorded for this equity accounted investee company in 2016 included an estimated fair value of the contingent consideration, which was also recognized as an accrual liability. This liability has been re-assessed at June 30 2018 resulting in a reduction in the liability held. The reduction, of $3.7 million, has been recognized in profit and loss for the year in equity in earnings/(losses) of investees.
[3]	During the year PGW was subject to an external inspection in respect of its historic compliance with the New Zealand Holidays Act 2003 for all period subsequent to April 1, 2011. The Group has engaged the services of an external advisor and a law firm to assist in determining the level of provision. Work on determining the final liability is not yet complete and considerable judgement is involved as the Act is subject to ongoing interpretation. A provision of $5.5 million has been recorded in the year ended June 30, 2018 on the basis that it represents a change in accounting estimate. The provision is included within Employee entitlements above and represents Management’s best estimate of the remediation costs.
[4]	The Company from time to time receives warranty claims from customers and the Company will record a provision for the costs of rectification at management’s best estimate. At June 30, 2018, the Company is in the process of accumulating and assessing a number of claims in relation to a particular product. The Company is insured against such matters, and has recorded the associated insurance excess and will record a provision for further claim costs and a receivable for related insurance recoveries only when such amounts can be reliably estimated.